TAXES ON INCOME - Income (loss) before taxes on income is comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXES ON INCOME
Domestic	$ 25,434	$ 31,084	$ 30,008
Foreign	8,749	8,563	6,639
Income (loss) before taxes on income	$ 34,183	$ 39,647	$ 36,647